COMMITMENTS AND CONTINGENCIES - Other Commitments (Details) - CNY (¥)	Apr. 27, 2017	Dec. 31, 2018
Other commitments
Other commitments
2019		¥ 10,000,000
2020		10,000,000
2021		10,000,000
Total		¥ 30,000,000
Other agreement with Tsinghua University
Other commitments
Period covered by the purchase agreement	5 years
Maximum amount of funding support under certain circumstances	¥ 50,000,000
Amount of funding support to be paid in next three years	¥ 30,000,000